Financial information of Parent Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial information of Parent Company
Cash flows from operating activities	$ 2,564	$ 9,447	$ (107)
Net change in cash and cash equivalents		9,191	(107)
Cash and cash equivalents at beginning of the year	12,620	3,429	3,536
Cash and cash equivalents at end of the year	$ 15,184	$ 12,620	$ 3,429